Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Comparison
Our executive compensation programs are intended to link a substantial portion of our NEOs’ realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our NEOs’ pay with changes in the value of our shareholders’ investments. For further information concerning the
Company’s
variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) (as defined in Item 402(v)) and performance for fiscal years 2022, 2021 and 2020.

							Ending Value of Initial Fixed $100 Investment Based on:		(Stated in millions)

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Summary Compensation Table Total for former CEO(3) ($)	Compensation Actually Paid to former CEO (2) (3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(4) ($)	Average Compensation Actually Paid to Non-CEO NEOs (2)(4) ($)	Total Shareholder Return	Comparator Group Total Shareholder Return (5)	Net Income (Loss) ($)	Adjusted EBITDA(6) ($)

2022	4,425,333	3,393,551	—	—	2,352,870	2,010,378	$81.12	$107.12	81.1	251.9

2021	10,838,013	11,859,651	57,039	10,484,875	1,758,544	2,852,913	$92.16	$130.52	97.9	253.3

2020	—	—	1,753,758	(29,514,726)	1,641,151	(3,942,916)	$70.35	$109.24	104.3	273.5

(1)	The dollar amounts shown reflect the total compensation reported for our CEO, Mr. Peyton, in the Summary Compensation Table for fiscal years 2022 and 2021.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end
fair value of equity awards granted during the reported year and (ii) the change in the fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, expired, or were cancelled, or through the end of the reported fiscal year.

(3)	The dollar amounts shown reflect the total compensation reported for our former CEO, Mr. Stephen Joyce, in the Summary Compensation Table for fiscal years 2021 and 2020.

(4)
For 2022, reflects the total compensation reported in the Summary Compensation Table for our NEOs other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Chang, Ms. Hall, Mr. Cywinski, Mr. Johns, and Ms. Son, and for Mr. Thomas H. Song, our former Chief Financial Officer. For 2020, reflects compensation information for Messrs. Cywinski, Johns, Song, and Mr. Bryan R. Adel, our former Senior Vice President, Legal, General Counsel, and Secretary.

(5)
Reflects cumulative total shareholder return of our peer group companies (BJ’s Restaurants, Inc.; Bloomin’ Brands Inc.; Brinker International, Inc.; Choice Hotels International, Inc.; Cracker Barrel Old Country Store, Inc.; Dave & Buster’s Entertainment, Inc.; Denny’s Corporation; Jack in the Box Inc.; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Ruth’s Hospitality Group, Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; The Cheesecake Factory Incorporated; The Wendy’s Company; Wingstop Inc.; and Wyndham Hotels and Resorts, Inc.) as of the end of each year indicated, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.

(6)	Adjusted EBITDA includes income before interest, taxes, depreciation and amortization.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, reflects the total compensation reported in the Summary Compensation Table for our NEOs other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Chang, Ms. Hall, Mr. Cywinski, Mr. Johns, and Ms. Son, and for Mr. Thomas H. Song, our former Chief Financial Officer. For 2020, reflects compensation information for Messrs. Cywinski, Johns, Song, and Mr. Bryan R. Adel, our former Senior Vice President, Legal, General Counsel, and Secretary.
Peer Group Issuers, Footnote [Text Block]
Reflects cumulative total shareholder return of our peer group companies (BJ’s Restaurants, Inc.; Bloomin’ Brands Inc.; Brinker International, Inc.; Choice Hotels International, Inc.; Cracker Barrel Old Country Store, Inc.; Dave & Buster’s Entertainment, Inc.; Denny’s Corporation; Jack in the Box Inc.; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Ruth’s Hospitality Group, Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; The Cheesecake Factory Incorporated; The Wendy’s Company; Wingstop Inc.; and Wyndham Hotels and Resorts, Inc.) as of the end of each year indicated, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the ta ble a
bove, the following
amo
unts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (
SCT
):

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO(1) ($)	Equity Award Adjustments for CEO(2) ($)	Compensation Actually Paid to CEO ($)

2022(3)	4,425,333	(2,450,060)	1,418,278	3,393,551

2021(3)	10,838,013	(6,326,281)	7,347,919	11,859,651

(4)	57,039	0	10,427,836	10,484,875

2020(4)	1,753,758	0	(31,268,484)	(29,514,726)

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

(3)	Values on this row relate to our Chief Executive Officer, Mr. Peyton.

(4)	Values on this row relate to our former Chief Executive Officer, Mr. Joyce.

Fair Value of Equity Awards for CEO	2022(1) ($)	2021(1) ($)	2021(2) ($)	2020(2) ($)

As of year-end for awards granted during the year	2,225,159	7,347,919	0	0

Year-over-year increase (decrease) of unvested awards granted in prior years	(820,436)	0	0	(15,586,021)

Increase (decrease) from prior fiscal year-end for awards that vested during the year	13,555	0	10,427,836	(15,682,464)

Total Equity Award Adjustments	1,418,278	7,347,919	10,427,836	(31,268,484)

(1)	Values in this column relate to our CEO, Mr. Peyton.

(2)	Values in this column relate to our former CEO, Mr. Joyce.

Non-PEO NEO Average Total Compensation Amount	$ 2,352,870	$ 1,758,544	$ 1,641,151
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,010,378	2,852,913	(3,942,916)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs(1) ($)	Average Equity Award Adjustments for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2022	2,352,870	(1,234,459)	891,967	2,010,378

2021	1,758,544	(433,086)	1,838,076	2,852,913

2020	1,641,151	(272,208)	(5,019,625)	(3,942,916)

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)

As of year-end for awards granted during the year	1,132,473	564,471	245,882

Year-over-year increase (decrease) of unvested awards granted in prior years	(218,368)	1,131,852	(5,078,860)

Increase (decrease) from prior fiscal year-end for awards that vested during the year	(22,138)	141,753	(186,647)

Total Equity Award Adjustments	891,967	1,838,076	(5,019,625)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows the relationship between the numbers calculated as compensation actually paid for the CEO and for the non-CEO NEOs (averaged), the Corporation’s total shareholder return, and the total shareholder return of the designated peer group. Note that CEO CAP shown is the aggregate CAP paid to both our current CEO, Mr. Peyton, and our previous CEO, Mr. Joyce, for 2021.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart shows the relationship between the numbers calculated as compensation actually paid for the CEO and for the non-CEO NEOs (averaged), the Corporation’s net income. Note that CEO CAP shown is the aggregate CAP paid to both our current CEO, Mr. Peyton, and our previous CEO, Mr. Joyce, for 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows the relationship between the numbers calculated as compensation actually paid, for the CEO and for the non-CEO NEOs (averaged), and the Corporation’s Adjusted EBITDA. Note that CEO CAP shown is the aggregate CAP paid to both our current CEO, Mr. Peyton, and our previous CEO, Mr. Joyce, for
2021
.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart shows the relationship between the numbers calculated as compensation actually paid for the CEO and for the non-CEO NEOs (averaged), the Corporation’s total shareholder return, and the total shareholder return of the designated peer group. Note that CEO CAP shown is the aggregate CAP paid to both our current CEO, Mr. Peyton, and our previous CEO, Mr. Joyce, for 2021.

Tabular List [Table Text Block]
Financial Performance Measures
The following table identifies the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (
CAP
) to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to our performance. The role of each of these performance measures on our
NEO
s’ compensation is discussed in the CD&A above.

Financial Performance Measures

Adjusted EBITDA

Same-Restaurant Sales

Net Development

Total Shareholder Return

Total Shareholder Return Amount	$ 81.12	92.16	70.35
Peer Group Total Shareholder Return Amount	107.12	130.52	109.24
Net Income (Loss)	$ 81,100,000	$ 97,900,000	$ 104,300,000
Company Selected Measure Amount	251.9	253.3	273.5
PEO Name	Mr. Peyton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same-Restaurant Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Development
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Mr. Peyton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,425,333	$ 10,838,013
PEO Actually Paid Compensation Amount	3,393,551	11,859,651
Mr. Stephen Joyce [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		57,039	$ 1,753,758
PEO Actually Paid Compensation Amount		10,484,875	(29,514,726)
PEO [Member] | Mr. Peyton [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,450,060)	(6,326,281)
PEO [Member] | Mr. Peyton [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,418,278	7,347,919
Fair Value Of Equity Awards Granted	2,225,159	7,347,919
Fair Value Of Equity Awards Of Unvested Awards Granted In Prior Years	(820,436)	0
Fair Value Of Equity Awards Awards That Vested During The Year	13,555	0
PEO [Member] | Mr. Stephen Joyce [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr. Stephen Joyce [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,427,836	(31,268,484)
Fair Value Of Equity Awards Granted		0	0
Fair Value Of Equity Awards Of Unvested Awards Granted In Prior Years		0	(15,586,021)
Fair Value Of Equity Awards Awards That Vested During The Year		10,427,836	(15,682,464)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,234,459)	(433,086)	(272,208)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	891,967	1,838,076	(5,019,625)
Fair Value Of Equity Awards Granted	1,132,473	564,471	245,882
Fair Value Of Equity Awards Of Unvested Awards Granted In Prior Years	(218,368)	1,131,852	(5,078,860)
Fair Value Of Equity Awards Awards That Vested During The Year	$ (22,138)	$ 141,753	$ (186,647)